INCOME TAX EXPENSE - Reconciliation to Canadian Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major components of tax expense (income) [Table]
Applicable tax rate	26.50%	26.50%
Tax expense (income) at applicable tax rate	$ 446	$ 1,228
Increase (decrease) due to:
Allowances and special tax deductions	(146)	(138)
Impact of foreign tax rates	(146)	(84)
Non-deductible expenses / (non-taxable income)	(38)	118
Goodwill impairment charges not tax deductible	325	0
Taxable gains on sales of non-current assets	1	24
Net currency translation losses on current and deferred tax balances	59	23
Tax impact from pass-through entities and equity accounted investments	(196)	(330)
Current year tax results sheltered by previously unrecognized deferred tax assets	33	(18)
Recognition and de-recognition of deferred tax assets	15	(31)
Adjustments in respect of prior years	17	24
Increase to income tax related contingent liabilities	13	19
Impact of tax rate changes	0	66
Withholding taxes	82	110
Mining taxes	201	323
Tax impact of amounts recognized within accumulated OCI	(7)	8
Other items	5	2
Income tax expense	$ 664	$ 1,344